Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Accounts Receivable
Minimum number of days past due before a balance will be reviewed for collectability			60 days
Activity in the allowance for doubtful accounts
Balance at the beginning of the year	$ 126	$ 118	$ 118	$ 114	$ 80
Charged to expense	42	15	62	60	60
Write-offs	(5)		(54)	(56)	(26)
Balance at the end of the year	$ 163		$ 126	$ 118	$ 114
Total Revenue | Clients
Concentrations of Risk
Concentration of risk (as a percent)			100.00%